Asset Impairment, Restructuring and Other Special Charges - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Intangible asset impairments	$ 22.5	$ 94.5	$ 14.0
Other asset impairments	$ 59.4